BORROWINGS	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
Corporate Borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2023				December 31, 2022
	Weighted-average				Weighted- average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	5	$—	—	N/A	5	$—	$—
Commercial paper	N/A	N/A	—	—	5.1	<1	249	249
Medium Term Notes:
Series 4 (C$150)	5.8	13	113	118	5.8	14	111	114
Series 9 (C$400)	3.8	2	302	292	3.8	2	295	286
Series 10 (C$500)	3.6	4	378	357	3.6	4	369	350
Series 11 (C$475)	4.3	6	359	343	4.3	6	351	338
Series 12 (C$475)	3.4	7	359	324	3.4	7	351	316
Series 13 (C$300)	4.3	26	227	193	4.3	27	221	184
Series 14 (C$425)	3.3	27	321	229	3.3	28	314	218
Series 15 (C$400)(1)	5.9	9	301	314	5.9	10	295	307
Series 16 (C$400)	5.3	10	301	301	—	—	—	—
	4.3	11	2,661	2,471	4.1%	11	2,307	2,113
Total corporate borrowings			2,661	$2,471			2,556	$2,362
Add: Unamortized premiums(2)			2				2
Less: Unamortized financing fees(2)			(12)				(10)
Less: Current portion			—				(249)
			$2,651				$2,299
(1)Includes $8 million (2022: $7 million) outstanding to an associate of Brookfield. Refer to Note 20 - Related party transactions for more details.
(2)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Credit facilities and commercial paper
Brookfield Renewable had nil commercial paper outstanding as at June 30, 2023 (2022: $249 million).
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 19 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of corporate credit facilities:

(MILLIONS)	June 30, 2023	December 31, 2022
Authorized corporate credit facilities and related party credit facilities(1)	$2,375	$2,375
Authorized letter of credit facility	500	500
Issued letters of credit	(325)	(344)
Available portion of corporate credit facilities(3)	$2,550	$2,531
(1)Amounts are guaranteed by Brookfield Renewable.
Medium term notes
Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Canadian Finco”) (Note 21 – Subsidiary public issuers). Canadian Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Canadian Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
During the first quarter of 2023, Brookfield Renewable issued C$400 million of Series 16 medium-term notes. The medium-term notes have a fixed interest rate of 5.29% and a maturity date of October 28, 2033. The Series 16 medium-term notes are corporate-level green bonds.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Dollar Offered Rate (“CDOR”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (IBR), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (IPC), Colombia inflation rate, plus a margin. Non-Recourse borrowings in India consist of both fixed and floating interest indexed to Prime lending rate of lender (“MCLR”). Non-recourse borrowings in China consist of floating interest rates of People's Bank of China (“PBOC”).
Effective January 1, 2022, SONIA replaced the £ London Interbank Offered Rate (“LIBOR”), and Euro Short-term Rate (“€STR”) replaced € LIBOR. The Canadian Overnight Repo Rate Average (“CORRA”) is expected to replace CDOR after June 28, 2024.
As at June 30, 2023, Brookfield Renewable’s floating rate borrowings have not been materially impacted by SONIA and €STR reforms. Brookfield Renewable has completed an assessment and implemented its transition plan to address the impact and effect changes as a result of amendments to the contractual terms for the replacement of US$ LIBOR with the Secured Overnight Financing Rate (“SOFR”) referenced floating-rate borrowings, interest rate swaps, and updating hedge designations. The adoption did not have a significant impact on Brookfield Renewable’s financial reporting.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2023				December 31, 2022
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	7.8	11	$8,739	$8,568	7.2	10	$8,813	$8,104
Wind	5.8	8	5,065	$4,997	5.4	8	5,943	5,824
Utility-scale solar	6.0	13	4,668	$4,592	5.6	13	4,625	4,502
Distributed energy & sustainable solutions	6.0	6	3,326	3,118	5.1	7	2,940	2,687
Total	6.7	10	$21,798	$21,275	6.1	10	$22,321	$21,117
Add: Unamortized premiums(3)			94				105
Less: Unamortized financing fees(3)			(128)				(124)
Less: Current portion			(1,457)				(2,027)
			$20,307				$20,275
(1)Includes $923 million (2022: 1,838 million ) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $115 million (2022: $93 million) outstanding to an associate of Brookfield. Refer to Note 20 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Brookfield Renewable’s financing and refinancing completed for the six months ended June 30, 2023 are as follows:

Period Closed	Region	Technology	Average Interest rate[1]		Maturity	Carrying Value
Q1 2023	US	Distributed generation	7.03%	Financing	2026	$100 million
Q1 2023	China	Wind	4.4%	Financing	2040	CNY 971 million ($141 million)
Q1 2023	China	Wind	4.6%	Financing	2030	CNY 200 million ($29 million)
Q1 2023	China	Wind	4.6%	Financing	2039	CNY 70 million ($10 million)
Q1 2023	China	Wind	4.4%	Financing	2039	CNY 97 million ($14 million)
Q2 2023	India	Solar	MCLR	Financing	2043	INR 10 billion ($123 million)
Q2 2023	Brazil	Wind	CDI	Financing	2024	BRL $450 million ($93 million)
Q2 2023	Canada	Hydroelectric	6.19%	Financing	2045	CAD $30 million ($22 million)
Q2 2023	US	Solar	6.62%	Financing	2058 - 2060	$45 million
Q2 2023	US	Wind	SOFR	Refinancing	2033	$311 million
(1)Benchmarked financings bear a variable interest at the applicable rate plus a margin.
In the second quarter of 2023, the Company extended the maturity of its $650 million credit facility associated with the United States business to mature in 2026.